Regulatory Matters and Capital Adequacy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters And Capital Adequacy [Abstract]
Well-capitalized ratios	10.00%	10.00%
Minimum capital ratios	8.00%	8.00%
Leverage capital required, Well-capitalized ratios	5.00%	5.00%
Leverage capital required, Minimum capital ratios	4.00%	4.00%
Risk-based capital required, Well-capitalized ratios	6.00%	6.00%
Risk-based capital required, Minimum capital ratios	4.00%	4.00%
Parent Company [Member]
Regulatory capital ratios
Tier 1 capital	14,920	14,881
Total capital	17,349	17,271
Tier 1 capital ratio	11.90%	12.30%
Total capital ratio	13.80%	14.30%
Tier 1 leverage ratio	10.20%	10.20%
American Express Centurion Bank [Member]
Regulatory capital ratios
Tier 1 capital	5,814	6,029
Total capital	6,227	6,431
Tier 1 capital ratio	17.60%	18.80%
Total capital ratio	18.90%	20.10%
Tier 1 leverage ratio	17.00%	19.10%
American Express Bank, FSB [Member]
Regulatory capital ratios
Tier 1 capital	6,649	6,493
Total capital	7,556	7,363
Tier 1 capital ratio	16.50%	17.40%
Total capital ratio	18.70%	19.80%
Tier 1 leverage ratio	17.50%	18.40%